SCHEDULE OF RESTRICTED STOCK AND RSU ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Service-Based Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Nonvested Shares, Beginning
Nonvested weighted average grant-date fair value, Ending
Nonvested Shares, Granted	29,329,882
Nonvested weighted average grant-date fair value, Granted	$ 3.31
Nonvested Shares, Vested	(2,639,628)
Nonvested weighted average grant-date fair value, Vested	$ 0.96
Nonvested Shares, Forfeited
Nonvested weighted average grant-date fair value, Forfeited
Nonvested Shares, Beginning	26,690,254
Nonvested weighted average grant-date fair value, Ending	$ 3.54
Nonvested Shares, Forfeited
Performance-Based RSUs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Nonvested Shares, Beginning	10,900,128	9,894,958
Nonvested weighted average grant-date fair value, Ending	$ 2.97	$ 2.85
Nonvested Shares, Granted		1,027,796
Nonvested weighted average grant-date fair value, Granted		$ 4.16
Nonvested Shares, Vested	(9,610,540)
Nonvested weighted average grant-date fair value, Vested	$ 2.87
Nonvested Shares, Forfeited		22,626
Nonvested weighted average grant-date fair value, Forfeited		$ 4.39
Nonvested Shares, Beginning	1,289,578	10,900,128
Nonvested weighted average grant-date fair value, Ending	$ 3.70	$ 2.97
Nonvested Shares, Forfeited		(22,626)